Supplement to the
Fidelity® Select Portfolios®
April 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Katherine Shaw no longer serves as co-manager of Leisure Portfolio. Becky Painter serves as portfolio manager of Leisure Portfolio.

Christopher Lin serves as lead portfolio manager of Computers Portfolio. Caroline Tall serves as co-manager of Computers Portfolio.

John Dowd no longer serves as lead portfolio manager of Natural Resources Portfolio. Nathan Strik serves as portfolio manager of Natural Resources Portfolio.

James McElligott has replaced Robert Lee as portfolio manager of Consumer Staples Portfolio.

Richard Malnight has replaced Tobias Welo as portfolio manager of Materials Portfolio.

Ted Davis no longer serves as co-manager of Natural Gas Portfolio. Ben Shuleva serves as portfolio manager of Natural Gas Portfolio.

Effective January 1, 2018, Medical Equipment and Systems Portfolio has changed its name to Medical Technology and Devices Portfolio.

Effective January 1, 2018, Banking Portfolio, Financial Services Portfolio, and Natural Resources Portfolio have changed from diversified to non-diversified.

Katherine Shaw has replaced Peter Dixon as a portfolio manager of Consumer Discretionary Portfolio.

Karim Suwwan de Felipe serves as lead portfolio manager of Pharmaceuticals Portfolio. Asher Anolic serves as co-manager of Pharmaceuticals Portfolio.

Edward Yoon no longer serves as co-manager of Health Care Services Portfolio. Justin Segalini serves as portfolio manager of Health Care Services Portfolio.

Effective January 1, 2018, the following information replaces similar information for each fund (other than Banking Portfolio, Communications Equipment Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Finance Portfolio, Consumer Staples Portfolio, Environment and Alternative Energy Portfolio, Industrials Portfolio, IT Services Portfolio, and Materials Portfolio) found in the "Investment Policies and Limitations" section.

Concentration

For Air Transportation Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the air transportation industries.

For Automotive Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the automotive industries.

For Biotechnology Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the biotechnology industries.

For Brokerage and Investment Management Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the brokerage and investment management industries.

For Chemicals Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the chemicals industries.

For Computers Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the computers industries.

For Defense and Aerospace Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the defense and aerospace industries.

For Energy Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the energy industries.

For Energy Service Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the energy service industries.

For Financial Services Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the financial services industries.

For Gold Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the gold industries.

For Health Care Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the health care industries.

For Health Care Services Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the health care services industries.

For Industrial Equipment Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the industrial equipment industries.

For Insurance Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the insurance industries.

For Leisure Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the leisure industries.

For Medical Technology and Devices Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the medical technology and devices industries.

For Multimedia Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the multimedia industries.

For Natural Gas Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the natural gas industries.

For Natural Resources Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the natural resources industries.

For Pharmaceuticals Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the pharmaceuticals industries.

For Retailing Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the retailing industries.

For Semiconductors Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the semiconductors industries.

For Software and IT Services Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the software and information technology services industries.

For Technology Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the technology industries.

For Telecommunications Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the telecommunications industries.

For Transportation Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the transportation industries.

For Utilities Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the utilities industries.

For Wireless Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the wireless industries.

Effective January 1, 2018, the following fundamental policies have been removed from the "Investment Policies and Limitations" section.

Air Transportation Portfolio invests primarily in companies engaged in the regional, national, and international movement of passengers, mail and freight via aircraft.

Automotive Portfolio invests primarily in companies engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.

Banking Portfolio invests primarily in companies engaged in banking.

Biotechnology Portfolio invests primarily in companies engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology.

Brokerage and Investment Management Portfolio invests primarily in companies engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

Chemicals Portfolio invests primarily in companies engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries.

Communications Equipment Portfolio invests primarily in companies engaged in the development, manufacture, or sale of communications equipment.

Computers Portfolio invests primarily in companies engaged in research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry.

Construction and Housing Portfolio invests primarily in companies engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of construction and housing products or services.

Consumer Discretionary Portfolio invests primarily in companies engaged in the manufacture and distribution of consumer discretionary products and services.

Consumer Finance Portfolio invests primarily in companies providing products and services associated with consumer finance.

Consumer Staples Portfolio invests primarily in companies engaged in the manufacture, sale, or distribution of consumer staples.

Defense and Aerospace Portfolio invests primarily in companies engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries.

Energy Portfolio invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

Energy Service Portfolio invests primarily in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

Environment and Alternative Energy Portfolio invests primarily in companies engaged in business activities related to alternative and renewable energy, energy efficiency, pollution control, water infrastructure, waste and recycling technologies, or other environmental support services.

Financial Services Portfolio invests primarily in companies that provide financial services to consumers and industry.

Gold Portfolio invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

Health Care Portfolio invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

Health Care Services Portfolio invests primarily in companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.

Industrial Equipment Portfolio invests primarily in companies engaged in the manufacture, distribution or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers and subcontractors.

Industrials Portfolio invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

Insurance Portfolio invests primarily in companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.

IT Services Portfolio invests primarily in companies engaged in providing information technology services.

Leisure Portfolio invests primarily in companies engaged in the design, production, or distribution of goods or services in the leisure industries.

Materials Portfolio invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.

Medical Equipment and Systems Portfolio invests primarily in companies engaged in research, development, manufacture, distribution, supply or sale of medical equipment and devices and related technologies.

Multimedia Portfolio invests primarily in companies engaged in the development, production, sale and distribution of goods or services used in the broadcast and media industries.

Natural Gas Portfolio invests primarily in companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.

Natural Resources Portfolio invests primarily in companies that own or develop natural resources, or supply goods and services to such companies.

Pharmaceuticals Portfolio invests primarily in companies engaged in the research, development, manufacture, sale, or distribution of pharmaceuticals and drugs of all types.

Retailing Portfolio invests primarily in companies engaged in merchandising finished goods and services primarily to individual consumers.

Semiconductors Portfolio invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

Software and IT Services Portfolio invests primarily in companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services.

Technology Portfolio invests primarily in companies which FMR believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

Telecommunications Portfolio invests primarily in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

Transportation Portfolio invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

Utilities Portfolio invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations.

Wireless Portfolio invests primarily in companies engaged in activities relating to wireless communications services or products.

The following information supplements information for Computers Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Ms. Tall as of December 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$533	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Computers Portfolio ($533 (in millions) assets managed).

As of December 31, 2017, the dollar range of shares of Computers Portfolio beneficially owned by Ms. Tall was none.

The following information replaces similar information for Consumer Staples Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. McElligott as of November 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,988	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$671	none	none

*Includes Consumer Staples Portfolio ($2,453 (in millions) assets managed).

As of November 30, 2017, the dollar range of shares of Consumer Staples Portfolio beneficially owned by Mr. McElligott was none.

The following information supplements information for Materials Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Malnight as of November 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$5,960	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$231	none	none

* Includes assets of Materials Portfolio managed by Mr. Malnight ($1,888 (in millions) assets managed).

As of November 30, 2017, the dollar range of shares of Materials Portfolio beneficially owned by Mr. Malnight was none.

The following information supplements information for Natural Gas Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Shuleva as of October 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$773	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Natural Gas Portfolio ($304 (in millions) assets managed).

As of October 31, 2017, the dollar range of shares Natural Gas Portfolio beneficially owned by Mr. Shuleva was none.

The following information supplements information for Natural Resources Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Strik as of October 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$922	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Natural Resources Portfolio ($922 (in millions) assets managed).

As of October 31, 2017, the dollar range of shares of Natural Resources Portfolio beneficially owned by Mr. Strik was none.

The following information supplements information for Automotive Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Mattingly as of April 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$52	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Automotive Portfolio ($52 (in millions) assets managed).

As of April 30, 2017, the dollar range of shares of Automotive Portfolio beneficially owned by Mr. Mattingly was none.

The following information replaces similar information for Consumer Discretionary Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Ms. Shaw as of August 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,167	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$760	none	none

* Includes Consumer Discretionary Portfolio ($677 (in millions) assets managed).

As of August 31, 2017, the dollar range of shares of Consumer Discretionary Portfolio beneficially owned by Ms. Shaw was none.

The following information replaces similar information for Leisure Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Ms. Painter as of August 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$524	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Leisure Portfolio ($524 (in millions) assets managed).

As of August 31, 2017, the dollar range of shares of Leisure Portfolio beneficially owned by Ms. Painter was $10,001 - $50,000.

The following information supplements information for Pharmaceuticals Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Suwwan de Felipe as of July 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$933	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Pharmaceuticals Portfolio ($933 (in millions) assets managed).

As of July 31, 2017, the dollar range of shares of Pharmaceuticals Portfolio beneficially owned by Mr. Suwwan de Felipe was $50,001 - $100,000.

SELB-18-04 1.475630.205	March 1, 2018

Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee for Automotive Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Construction and Housing Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Leisure Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Multimedia Portfolio has been removed.

Peter Dixon no longer serves as portfolio manager of Consumer Discretionary Portfolio.

Katherine Shaw no longer serves as co-manager of Leisure Portfolio.

The following information replaces similar information for Consumer Discretionary Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Katherine Shaw (portfolio manager) has managed the fund since August 2017.

The following information replaces similar information for Leisure Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Becky Painter (portfolio manager) has managed the fund since August 2017.

Effective January 18, 2018, the following information replaces the similar information found in the “Investment Details” section under the heading “Principal Investment Strategies”.

Each fund has a policy of investing primarily in companies engaged in specified activities. Those policies are subject to change only upon 60 days’ prior notice to shareholders of the affected fund.

The following information replaces the biographical information for Peter Dixon found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Katherine Shaw is portfolio manager of Consumer Discretionary Portfolio, which she has managed since August 2017. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Katherine Shaw found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Becky Painter is portfolio manager of Leisure Portfolio, which she has managed since August 2017. Ms. Painter joined Fidelity Investments in 2013 after completing her education the prior year. Since joining Fidelity Investments, Ms. Painter has worked as an equity research analyst, associate, and portfolio manager. Ms. Painter also worked as in intern for Fidelity Investments in the summer of 2012.

SELCON-18-01 1.913699.125	March 1, 2018

Supplement to the
Fidelity® Select Portfolios®
Energy Sector
April 29, 2017
Prospectus

John Dowd no longer serves as lead portfolio manager of Natural Resources Portfolio.

Ted Davis no longer serves as lead portfolio manager of Natural Gas Portfolio.

Effective January 1, 2018, Natural Resources Portfolio has changed from diversified to non-diversified.

Effective December 18, 2017, the redemption fee for Energy Service Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Natural Gas Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Natural Resources Portfolio has been removed.

The following information replaces similar information for Energy Service Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Ben Shuleva (lead portfolio manager) has managed the fund since August 2013.

Margaret Banfield (co-manager) has managed the fund since March 2018.

The following information replaces similar information for Natural Gas Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Ben Shuleva (portfolio manager) has managed the fund since October 2017.

The following information replaces similar information for Natural Resources Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Nathan Strik (portfolio manager) has managed the fund since October 2017.

Effective January 18, 2018, the following information replaces the similar information found in the “Investment Details” section under the heading “Principal Investment Strategies”.

Each fund has a policy of investing primarily in companies engaged in specified activities. Those policies are subject to change only upon 60 days' prior notice to shareholders of the affected fund.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Dowd is portfolio manager of Energy Portfolio, which he has managed since July 2006. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Dowd has worked as a research analyst and portfolio manager.

Ben Shuleva is lead portfolio manager of Energy Service Portfolio and portfolio manager of Natural Gas Portfolio, which he has managed since August 2013 and October 2017, respectively. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.

Margaret Banfield is co-manager of Energy Service Portfolio, which she has managed since March 2018. Ms. Banfield joined Fidelity Investments in 2013 after completing her education. Since joining Fidelity Investments in 2013, Ms. Banfield has worked as a research associate and portfolio manager.

Nathan Strik is portfolio manager of Natural Resources Portfolio, which he has managed since October 2017. Since joining Fidelity Investments in 2002, Mr. Strik has worked as a research analyst and portfolio manager.

SELNR-18-03 1.913321.121	March 1, 2018